PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 95.6%
Municipal Bonds
Alabama 4.7%
Black Belt Energy Gas District,
Revenue, Gas Project No. 7, Series C-1, (Mandatory Put Date 12/01/26)	4.000%(cc)	10/01/52	2,120	$2,123,027
Revenue, Gas Project, Series E, (Mandatory Put Date 06/01/28)	5.000(cc)	05/01/53	2,000	2,066,003
Revenue, Project No. 8, Series A, (Mandatory Put Date 12/01/29)	4.000(cc)	12/01/52	1,440	1,425,024
Revenue, Rfdg., (Mandatory Put Date 12/01/31)	4.000(cc)	06/01/51	1,000	994,496
Revenue, Series D1, Rfdg., (Mandatory Put Date 06/01/27)	4.000(cc)	07/01/52	500	502,927

County of Jefferson Sewer, Revenue Warrants, Rfdg.	5.000	10/01/33	1,000	1,101,151
Selma Industrial Development Board, Revenue, International Paper Co. Project, Series A, Rfdg., (Mandatory Put Date 06/16/25)	1.375(cc)	05/01/34	400	394,824
Southeast Alabama Gas Supply District, Revenue, Project No. 2, Series B, Rfdg., (Mandatory Put Date 05/01/32)	5.000(cc)	06/01/49	895	941,962
				9,549,414
Alaska 0.5%
State of Alaska, Series A, GO,Rfdg.(hh)	5.000	08/01/34	1,000	1,102,468
Arizona 3.7%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, (Mandatory Put Date 06/13/28)	4.080(cc)	01/01/37	2,500	2,477,053
Arizona Industrial Development Authority, Revenue, The Ranches at Gunsmoke Project, (Mandatory Put Date 11/01/26)	5.000(cc)	03/01/58	1,500	1,539,172
Chandler Industrial Development Authority, Revenue, Intel Corp. Project, AMT, (Mandatory Put Date 06/01/29)	4.000(cc)	06/01/49	1,250	1,239,742
Maricopa County Industrial Development Authority,
Revenue, Horizon Community Learning Center Project, Rfdg.	4.000	07/01/26	665	660,733
Revenue, Reid Traditional Schools Project	4.000	07/01/26	210	209,197

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)

Salt Verde Finance Corp., Revenue, National Gas Utility, Senior Lien	5.250%	12/01/26	1,275	$1,312,833
				7,438,730
California 1.5%
California Community Choice Financing Authority, Revenue, Green Bond Project, Series B-2, (Mandatory Put Date 08/01/31)	4.070(cc)	02/01/52	1,000	944,121
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg.	4.000	06/01/26	130	128,925
California Pollution Control Financing Authority, Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22^(d)	250	40,000
California School Finance Authority,
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	135	134,934
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	75	74,815

Long Beach Bond Finance Authority, Revenue, Natural Gas, Series B	4.656(cc)	11/15/27	700	695,368
Los Angeles Unified School District, Series A, GO, Rfdg.	5.000	07/01/25	1,000	1,010,426
Sanger Unified School District, Certificate of Participation, Capital Projects, Rfdg., AGM	5.000	06/01/52	60	60,007
				3,088,596
Colorado 2.4%
City & County of Denver Airport System, Revenue, Sub-Series B, AMT, Rfdg.	5.000	11/15/32	1,000	1,078,565
Colorado Health Facilities Authority,
Revenue, AdventHealth Obligated Group, Series A, (Mandatory Put Date 11/15/29)	5.000(cc)	11/15/59	500	540,565
Revenue, CommonSpirit Health, Series A-2, Rfdg.	5.000	08/01/26	390	398,151
Revenue, CommonSpirit Health, Series B-1, Rfdg., (Mandatory Put Date 08/01/25)	5.000(cc)	08/01/49	1,430	1,433,053

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)

Regional Transportation District, Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg.	5.000%	07/15/27	620	$642,005
University of Colorado, University Enterprise Revenue, Green Bond Project, Series C-3B, Rfdg., (Mandatory Put Date 10/15/26)	2.000(cc)	06/01/51	780	754,742
				4,847,081
Connecticut 1.1%
Ohio Air Quality Development Authority, Revenue, Wall Street Place, (Mandatory Put Date 09/01/27)	3.050(cc)	09/01/58	1,000	989,849
State of Connecticut, Revenue, Series B	5.000	10/01/37	1,175	1,233,183
				2,223,032
Delaware 0.1%
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg.	2.800	09/01/26	120	118,458
District of Columbia 2.0%
District of Columbia,
Revenue, KIPP Project	5.000	07/01/25	270	271,107
Revenue, KIPP Project, Series B, Rfdg.	5.000	07/01/37	1,280	1,304,599

District of Columbia KIPP Charter School, Revenue, Project Series B, Rfdg.	5.000	07/01/27	220	226,150
Metropolitan Washington Airports Authority,
Revenue, Series A, AMT, Rfdg.	5.000	10/01/28	520	545,330
Revenue, Series A, AMT, Rfdg.	5.000	10/01/33	1,580	1,715,172
				4,062,358
Florida 9.8%
Central Florida Expressway Authority, Revenue, Senior Lien, Rfdg.	5.000	07/01/38	1,620	1,661,172
City of Tallahassee, Revenue, Memorial Health Care, Inc. Project, Series A	5.000	12/01/25	550	557,572
County of Broward Airport System, Revenue, Series A, AMT	5.000	10/01/26	500	503,915

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
County of Pasco, Revenue, H. Lee Moffitt Cancer Center Project, Series A, AGM	5.250%	09/01/25	100	$101,240
Greater Orlando Aviation Authority,
Revenue, Priority Sub-Series A, AMT	5.000	10/01/32	1,160	1,186,172
Revenue, Series A, AMT	5.000	10/01/28	3,350	3,522,100
Revenue, Subordinated, AMT	5.000	10/01/32	1,000	1,077,452

Hillsborough County Aviation Authority, Revenue, Tampa International Airport, Series A, AMT	5.000	10/01/29	1,000	1,053,421
Hillsborough County Industrial Development Authority, Revenue, Baycare Health System, Series C, Rfdg.	5.000	11/15/34	1,000	1,137,537
Lakewood Ranch Stewardship District,
Special Assessment	4.250	05/01/25	100	99,923
Special Assessment	4.250	05/01/26	100	99,748
Special Assessment	4.625	05/01/27	300	300,590

Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg.	4.000	05/01/27	535	532,991
Orange County Health Facilities Authority,
Revenue, Adventhealth Obligated Group, Series C, Rfdg. (Mandatory Put Date 11/15/26)	5.000(cc)	11/15/52	270	276,972
Revenue, Orlando Health Care Obligated Group, Series B, Rfdg.	5.000	10/01/25	2,530	2,560,978

Orlando Utilities Commission, Revenue, Series B, (Mandatory Put Date 10/01/28)	1.250(cc)	10/01/46	2,540	2,272,594
St. Johns County Housing Finance Authority, Revenue, St. John Oaks, Series A, (Mandatory Put Date 07/01/25)	3.550(cc)	07/01/27	1,000	998,743
Village Community Development District No. 06, Special Assessment, Revenue, Rfdg.	4.000	05/01/26	210	211,183
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg.	4.000	05/01/25	1,605	1,605,848
Special Assessment, Revenue, Rfdg.	4.000	05/01/26	245	245,313
				20,005,464
Georgia 3.8%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, 5th Series, (Mandatory Put Date 06/13/28)	3.700(cc)	10/01/32	565	570,587
Revenue, Oglethorpe Power Corp., Series V, Rfdg., (Mandatory Put Date 02/03/25)	3.250(cc)	11/01/45	500	499,527

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)

City of Atlanta Airport Passenger Facility Charge, Revenue, Sub-Lien, Sustainable Bonds, Series E, AMT	5.000%	07/01/33	1,265	$1,358,664
Main Street Natural Gas, Inc.,
Revenue, Series A, (Mandatory Put Date 06/01/30)	5.000(cc)	06/01/53	1,000	1,048,154
Revenue, Series C, (Mandatory Put Date 12/01/31)	5.000(cc)	12/01/54	500	525,992
Revenue, Series D, (Mandatory Put Date 04/01/31)	5.000(cc)	04/01/54	1,750	1,852,533
Revenue, Series E, (Mandatory Put Date 12/01/32)	5.000(cc)	05/01/55	1,250	1,318,321

Municipal Electric Authority of Georgia, Revenue, Project No. 1, Sub-Series A, Rfdg.	5.000	01/01/26	585	594,575
				7,768,353
Hawaii 0.8%
City & County Honolulu Wastewater System, Revenue, Junior Second Bond Resolution, Series A, Rfdg.(hh)	5.000	07/01/34	1,500	1,722,357
Idaho 0.5%
Idaho Housing & Finance Association, Revenue, Series A	5.000	08/15/39	845	940,170
Illinois 8.8%
Chicago O’Hare International Airport,
Revenue, Series A, AMT, Rfdg.	5.000	01/01/26	1,080	1,080,000
Revenue, Series C, AMT, Rfdg.	5.000	01/01/34	500	533,040
Illinois Finance Authority,
Revenue, Advocate Health Care Network, Series A-3, Rfdg.	5.000	11/01/30	725	755,018
Revenue, Advocate Health Care Project, Series A-1, Rfdg.	4.000	11/01/30	665	673,117
Revenue, Carle Foundation, Series A, Rfdg.	5.000	08/15/25	330	333,241

Illinois Housing Development Authority, Revenue, 1203 N California Avenue, (Mandatory Put Date 02/01/25)	5.000(cc)	02/01/26	350	350,340
Railsplitter Tobacco Settlement Authority,
Revenue, (Escrowed to Maturity Date 06/01/25)(ee)	5.000	06/01/25	265	266,454
Revenue, (Escrowed to Maturity Date 06/01/26)(ee)	5.000	06/01/26	2,935	3,005,050
Revenue, (Pre-Refunded Date 06/01/26)(ee)	5.000	06/01/28	375	385,538
Sales Tax Securitization Corp.,
Revenue, Senior Lien, Series C, Rfdg.	5.000	01/01/38	1,000	1,054,367
Revenue, Senior Series D	5.000	01/01/35	600	652,233

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
State of Illinois,
Revenue, Build Illinois Bonds, Junior Obligation, Series C, Rfdg.	5.000%	06/15/26	1,935	$1,981,652
Revenue, Junior Series D, BAM, Rfdg.	5.000	06/15/25	1,325	1,334,547
Series A, GO	5.000	11/01/25	1,625	1,645,118
Series B, GO	5.000	05/01/25	670	673,001
Series B, GO	5.000	05/01/31	1,490	1,615,684
Series D, GO	5.000	11/01/26	765	787,654
Series D, GO, Rfdg.	5.000	07/01/36	775	836,737
				17,962,791
Indiana 2.8%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg.	3.050	06/01/25	500	498,094
Indiana Finance Authority,
Revenue, First Lien, CWA Authority Project, Series 2024 A, Rfdg.	5.000	10/01/41	1,500	1,658,769
Revenue, Indiana University Health Obligated Group, Series B, (Mandatory Put Date 07/01/25)	2.250(cc)	12/01/58	500	495,883
Revenue, Indiana University Health, Inc., Series A, Rfdg.	5.000	12/01/25	1,305	1,325,857
Revenue, Indiana University Health, Series B-1, (Mandatory Put Date 07/01/28)	5.000(cc)	10/01/62	745	784,934
Revenue, Power & Light Co. Project, Series A, Rfdg.	1.400	08/01/29	1,000	877,519
				5,641,056
Kentucky 3.5%
County of Trimble, Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg., (Mandatory Put Date 09/01/27)	1.300(cc)	09/01/44	750	693,250
Kentucky Public Energy Authority,
Revenue, Gas Supply, Series C-1, (Mandatory Put Date 06/01/25)	4.000(cc)	12/01/49	2,725	2,724,549
Revenue, Series A-1, (Mandatory Put Date 08/01/30)	4.000(cc)	08/01/52	2,000	1,990,760
Revenue, Series B, Rfdg., (Mandatory Put Date 08/01/32)	5.000(cc)	01/01/55	1,000	1,065,924

Kentucky Turnpike Authority, Revenue, Revitalization Projects, Series A, Rfdg.	5.000	07/01/26	600	617,209
				7,091,692

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana 0.9%
Louisiana Public Facilities Authority,
Revenue, Elementus Minerals LLC Project, (Mandatory Put Date 11/01/25), 144A	5.000%(cc)	10/01/43	1,000	$1,005,953
Revenue, Tulane University Project	5.000	04/15/38	650	720,017
				1,725,970
Maryland 0.5%
Maryland Community Development Administration, Revenue, Sustainable Bonds, Villages at Marley Station, Series D-2	3.300	01/01/29	1,000	987,354
Massachusetts 1.0%
Massachusetts Development Finance Agency, Revenue, Series B, Rfdg.	4.000	02/15/36	1,000	1,084,333
Massachusetts Educational Financing Authority, Revenue, Senior Series B, AMT, Rfdg.	5.000	07/01/28	1,000	1,038,120
				2,122,453
Michigan 1.0%
Michigan Finance Authority, Revenue, Senior Series A, Class 1, Rfdg.	5.000	06/01/32	500	533,031
Michigan Strategic Fund, Revenue, Graphic Packaging International LLC, Green Bond Recycle Project, AMT, (Mandatory Put Date 10/01/26)	4.000(cc)	10/01/61	1,500	1,492,163
State of Michigan, Environmental Program, Series A, GO	5.000	12/01/25	55	55,053
				2,080,247
Mississippi 2.7%
Mississippi Business Finance Corp.,
Pollution Control Revenue, Rfdg.	3.200	09/01/28	500	492,715
Revenue, Chevron USA, Series F, FRDD	3.800(cc)	11/01/35	5,000	5,000,000
				5,492,715

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Missouri 0.7%
Health & Educational Facilities Authority of the State of Missouri, Revenue, BJC Health System, Series B, Rfdg., (Mandatory Put Date 05/01/26)	4.000%(cc)	05/01/51	335	$338,479
Kansas City Industrial Development Authority, Revenue, International Airport Terminal Modernization Project, Series B, AMT	5.000	03/01/30	1,000	1,041,361
				1,379,840
Nebraska 0.5%
Central Plains Energy Project, Revenue, Project No. 4, Series A-1, Rfdg., (Mandatory Put Date 11/01/29)	5.000(cc)	05/01/54	1,000	1,045,394
Nevada 0.1%
County of Clark Department of Aviation, Revenue, Sub-Series B, AMT, Rfdg.	5.000	07/01/27	140	144,898
New Hampshire 0.8%
New Hampshire Business Finance Authority,
Revenue, Caldwell Ranch Project, 144A	4.875	12/01/33	700	686,417
Revenue, Silverado Project, 144A	5.000	12/01/28	1,000	997,619
				1,684,036
New Jersey 4.3%
Gloucester County Improvement Authority, Rowan University Student Center Project, Loan Revenue Notes, Rfdg.	4.000	02/27/25	1,000	1,000,006
New Jersey Economic Development Authority,
Revenue, American Water Co. Inc. Project, Series E, AMT, Rfdg.	0.850	12/01/25	600	586,047
Revenue, Series SSS, Rfdg.	5.250	06/15/39	400	448,753

New Jersey Transportation Trust Fund Authority, Revenue, Series A, Rfdg.	5.000	06/15/34	1,000	1,125,591
New Jersey Turnpike Authority, Revenue, Series E	5.000	01/01/32	1,000	1,000,000
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg.	5.000	06/01/25	2,045	2,054,455
Revenue, Series A, Rfdg.	5.000	06/01/26	1,745	1,780,390

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
Tobacco Settlement Financing Corp., (cont’d.)
Revenue, Series A, Rfdg.	5.000%	06/01/31	500	$519,366
Revenue, Series A, Rfdg.	5.000	06/01/36	235	242,532
				8,757,140
New Mexico 0.7%
City of Farmington, Revenue, 4 Corners Project, Rfdg.	1.800	04/01/29	1,500	1,376,102
New York 11.3%
Long Island Power Authority, Revenue, Series B, Rfdg., (Mandatory Put Date 09/01/26)	1.500(cc)	09/01/51	2,000	1,928,045
Metropolitan Transportation Authority, Revenue, Series D, Rfdg.	5.000	11/15/32	1,710	1,788,008
New York City Housing Development Corp., Revenue, 8 Spruce Street Project, Class E, Rfdg.	4.375	12/15/43	2,000	2,017,841
New York City Municipal Water Finance Authority, Revenue, 2nd Generation Resolution, Fiscal 2016, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,031,526
New York City Transitional Finance Authority,
Revenue, Future Tax Secured, Fiscal 1999, Sub-Series E-1	5.000	02/01/36	1,000	1,029,292
Revenue, MultiModal Bonds, Sub-Series B	5.500	05/01/44	1,000	1,129,429
Revenue, Subordinate Bonds, Series E(hh)	5.000	11/01/36	1,000	1,136,712
Revenue, Subordinate, Fiscal 2025, Series D	5.000	05/01/34	750	858,455
Revenue, Sub-Series A-2	5.000	08/01/38	2,505	2,593,231

New York Liberty Development Corp., Revenue, Bank of America Tower at One Bryant Park Project, Class 3, Rfdg.	2.800	09/15/69	1,000	910,707
New York State Dormitory Authority,
Revenue, Personal Income Tax, Series A, Rfdg.	5.250	03/15/37	500	532,409
Revenue, Series B, Rfdg.	5.000	03/15/35	1,000	1,159,022

New York State Housing Finance Agency, Revenue, 320 West 38th Street Housing, Series A, (Mandatory Put Date 11/01/31)	3.570(cc)	05/01/42	1,000	983,024
New York State Urban Development Corp.,
Revenue, Personal Income Tax, Series A, Rfdg.	5.000	03/15/31	1,685	1,717,853
Revenue, Personal Income Tax, Series C, Rfdg.	5.000	03/15/41	1,375	1,421,487

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)

New York Transportation Development Corp., Revenue, JFK International Air Terminal Project, Series A, AMT, Rfdg.	5.000%	12/01/25	200	$201,692
Port Authority of New York & New Jersey, Revenue, Series 246, AMT, Rfdg.	5.000	09/01/30	875	938,449
Rockland County Industrial Development Agency, Revenue, Rockland Gardens Project, (Mandatory Put Date 05/01/25)	4.650(cc)	05/01/27	400	400,069
Triborough Bridge & Tunnel Authority, Revenue, Series A-2, Rfdg., (Mandatory Put Date 05/15/26)	2.000(cc)	05/15/45	1,000	974,255
TSASC, Inc., Revenue, Series A, Rfdg.	5.000	06/01/25	235	235,981
				22,987,487
North Carolina 1.3%
City of Charlotte Airport, Revenue, Series B, AMT, Rfdg.	5.000	07/01/30	1,125	1,195,186
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Revenue, Project Aero, AMT, (Mandatory Put Date 11/01/25)	3.750(cc)	12/01/27	1,500	1,497,700
				2,692,886
Ohio 3.3%
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Series A-2, Class 1, Rfdg.	5.000	06/01/28	1,350	1,411,988
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg.	4.000	02/15/29	1,200	1,184,480
Revenue, MetroHealth System, Rfdg.	5.000	02/15/25	695	695,562
Lancaster Port Authority,
Revenue, Natural Gas, Series A, Rfdg., (Mandatory Put Date 02/01/25)	5.000(cc)	08/01/49	300	300,206
Revenue, Series A, Rfdg., (Mandatory Put Date 08/01/30)	5.000(cc)	02/01/55	500	526,987
Ohio Air Quality Development Authority,
Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400(cc)	12/01/38	500	473,275
Revenue, Duke Energy Corp. Project, Series A, AMT, Rfdg., (Mandatory Put Date 06/01/27)	4.250(cc)	11/01/39	2,000	2,014,122
				6,606,620

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Oklahoma 0.7%
Oklahoma Development Finance Authority,
Revenue, Integris, Series A, Rfdg.	5.000%	08/15/25	375	$377,545
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,122,087
				1,499,632
Pennsylvania 3.3%
Chester County Industrial Development Authority, Revenue, Avon Grove Charter School	5.000	03/01/27	1,070	1,085,638
Commonwealth of Pennsylvania, First Series, Bid Group C, GO	5.000	08/15/34	1,000	1,145,746
Delaware Valley Regional Finance Authority, Revenue, Series A, AMBAC	5.500	08/01/28	570	613,042
Pennsylvania Economic Development Financing Authority, Revenue, Waste Management, Inc. Project, Series B, AMT, Rfdg., (Mandatory Put Date 11/02/26)	1.100(cc)	06/01/31	1,250	1,184,523
Pennsylvania Turnpike Commission,
Revenue, Series A-1	5.000	12/01/41	1,215	1,231,164
Revenue, Series A-2	5.000	12/01/36	1,300	1,369,301
				6,629,414
Puerto Rico 0.6%
Puerto Rico Sales Tax Financing Corp., Revenue, Restructured, Series A-1, CABS	3.842(t)	07/01/29	1,416	1,193,028
Rhode Island 0.1%
Tobacco Settlement Financing Corp., Revenue, Series A, Rfdg.	5.000	06/01/28	240	240,824
South Carolina 1.3%
Patriots Energy Group Financing Agency, Revenue, Series A-1, (Mandatory Put Date 08/01/31)	5.250(cc)	10/01/54	880	942,713
South Carolina Jobs-Economic Development Authority, Revenue, Novant Health Obligated Group, Series A	5.000	11/01/34	1,000	1,121,228
South Carolina Public Service Authority, Revenue, Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	639,263
				2,703,204

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee 3.1%
Memphis-Shelby County Airport Authority, Revenue, Series A, AMT	5.000%	07/01/25	500	$502,751
Metropolitan Nashville Airport Authority, Revenue, Series B, AMT	5.250	07/01/34	500	534,196
Tennergy Corp., Gas Supply Revenue Bonds, Series A, (Mandatory Put Date 12/01/30)	5.500(cc)	10/01/53	380	403,540
Tennessee Energy Acquisition Corp., Revenue, (Mandatory Put Date 11/01/25)	4.000(cc)	11/01/49	4,900	4,902,428
				6,342,915
Texas 6.5%
Arlington Housing Finance Corp., Revenue, MultiFamily Housing, (Mandatory Put Date 04/01/27)	4.500(cc)	04/01/41	1,000	1,006,896
Central Texas Regional Mobility Authority, Revenue, Sub-Series F, BANS	5.000	01/01/25	680	680,000
City of Dallas Hotel Occupancy, Tax Revenue, Rfdg.	4.000	08/15/28	1,025	1,033,319
City of Houston Airport System, Revenue, United Airlines, Inc. Terminal Improvement Project, Series B, AMT	5.250	07/15/33	1,250	1,299,765
City of Houston Combined Utility System, Revenue, First Lien, Series D, Rfdg.	5.000	11/15/34	1,000	1,000,579
City of San Antonio Electric & Gas Systems,
Revenue, Junior Lien, Rfdg., (Mandatory Put Date 12/01/27)	2.000(cc)	02/01/49	1,500	1,407,988
Revenue, Series D, Rfdg.	5.000	02/01/33	1,000	1,118,473
Clifton Higher Education Finance Corp.,
Revenue, Idea Public School, Series A	5.000	08/15/30	225	244,142
Revenue, Idea Public Schools, Series B	5.000	08/15/25	670	676,035

Dallas Fort Worth International Airport, Revenue, Dallas Fort Worth International Airport, Rfdg.	5.000	11/01/34	1,000	1,134,344
Harris County Cultural Education Facilities Finance Corp., Revenue, Memorial Hermann Health System, Series C, Rfdg., (Mandatory Put Date 07/01/29)	5.000(cc)	07/01/54	200	213,404
Lakeside Place PFC, Revenue, Brookside Gardens Apartments, (Mandatory Put Date 11/01/25)	4.150(cc)	11/01/26	1,000	1,001,848

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

North Texas Tollway Authority, Revenue, Second Tier, Series B, Rfdg.	5.000%	01/01/28	415	$421,096
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	690	712,400
Texas Private Activity Bond Surface Transportation Corp., Revenue, Bond Surface Transportation Corp., Senior Lien, AMT, Rfdg.	5.500	06/30/40	1,250	1,319,968
				13,270,257
Utah 1.6%
County of Utah, Revenue, IHC Health Services, Inc., Series A	5.000	05/15/43	2,745	2,888,720
Salt Lake City Airport, Revenue, Series A, AMT	5.000	07/01/28	375	386,828
				3,275,548
Virginia 1.2%
Alexandria Redevelopment & Housing Authority, Revenue, 431 S Columbus Street Block 4 Project, (Mandatory Put Date 12/01/25)	3.400(cc)	12/01/54	1,750	1,745,999
Virginia Small Business Financing Authority, Revenue, Elizabeth River Crossings Project, Senior Lien, AMT, Rfdg.	4.000	01/01/30	750	754,769
				2,500,768
Washington 0.7%
City of Seattle Municipal Light & Power, Revenue, Series B, Rfdg., (Mandatory Put Date 11/01/26)	3.870(cc)	05/01/45	500	490,886
Energy Northwest, Revenue, Project No. 1, Series B, Rfdg.	5.000	07/01/25	500	504,362
Washington Health Care Facilities Authority, Revenue, Overlake Hospital Medical Center, Series B, Rfdg.	5.000	07/01/28	375	390,756
				1,386,004

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
West Virginia 0.7%
West Virginia Economic Development Authority, Revenue, Appalachian Power Co. Project, Series A, Rfdg., (Mandatory Put Date 12/01/25)	0.625%(cc)	12/01/38	1,500	$1,457,831
Wisconsin 0.7%
Public Finance Authority, Revenue, Astro Texas Land Projects, 144A	5.500	12/15/28	700	694,831
Wisconsin Health & Educational Facilities Authority, Revenue, Forensic Science & Protective Medicine Collaboration Project, 144A	5.000	08/01/27	700	708,442
				1,403,273

Total Long-Term Investments (cost $196,534,870)				194,547,860

	Shares
Short-Term Investment 5.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $11,344,199)(wb)		11,344,199	11,344,199

TOTAL INVESTMENTS 101.2% (cost $207,879,069)				205,892,059
Liabilities in excess of other assets (1.2)%				(2,516,729)

Net Assets 100.0%				$203,375,330

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
PFC—Public Facility Corporation
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.

PGIM Short Duration Muni Fund
Schedule of Investments as of December 31, 2024 (unaudited) (continued)
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $40,000 and 0.0% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of December 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at December 31, 2024.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).